Stock-Based Compensation - Summary of Share Grant Activity (Details) - Share Grant Plans [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015
Share Grants (number of common shares)
Outstanding, beginning (in shares)	2,189,616	2,662,000
Vested and issued (in shares)	(362,289)
Granted (in shares)	1,753	388,445
Forfeited (in shares)	(46,704)	(83,939)
Outstanding, ending (in shares)	1,782,376	2,189,616
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0
Granted (in dollars per share)	0	0	$ 20.50
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50